Form N-1A Cover	Nov. 01, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 01, 2024
Prospectus Date	Nov. 01, 2024